                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):
                    [_] is a restatement.
                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stone Harbor Investment Partners LP
Address:  31 West 52/nd/ Street
          16/th/ Floor
          New York, NY 10019

Form 13F File Number:   028-14178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Wilby
Title:  Chief Investment Officer
Phone:  (212) 548-1200

Signature, Place, and Date of Signing:

/s/ Peter J. Wilby  New York, NY   February 13, 2013
------------------- -------------- ------------------
[Signature]         [City, State]  [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
---------------------   -----

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total (000's): $54,913

List of Other Included Managers:

No. Form 13F File Number Name

NONE

                     Form 13F Information Table - Q4 2012

                                                    Market   Shares/                                 Voting    Voting    Voting
                                                     Value  Principal  Shares/  Investment  Other   Authority Authority Authority
Name of Issuer          Title of Class      CUSIP   (000's)  Amount   Principal Discretion Managers  (Sole)   (Shared)   (None)
--------------          --------------    --------- ------- --------- --------- ---------- -------- --------- --------- ---------
AIRTRAN HLDGS INC         NOTE 5.250%11/0 00949PAD0  1,794  1,381,000    PRN       SOLE           0 1,381,000         0         0
ALTRA HOLDINGS INC        NOTE 2.750% 3/0 02208RAE6  2,741  2,511,000    PRN       SOLE           0 2,511,000         0         0
APACHE CORP               PFD CONV SER D  037411808  1,749     38,660    SH        SOLE           0    38,660         0         0
COMTECH
  TELECOMMUNICATIONS C    NOTE 3.000% 5/0 205826AF7  1,100  1,073,000    PRN       SOLE           0 1,073,000         0         0
CUMULUS MEDIA INC         CL A            231082108    446    172,924    SH        SOLE           0   172,924         0         0
DENDREON CORP             NOTE 2.875% 1/1 24823QAC1  1,982  2,580,000    PRN       SOLE           0 2,580,000         0         0
GREENBRIER COS INC        NOTE 3.500% 4/0 393657AH4  3,252  3,564,000    PRN       SOLE           0 3,564,000         0         0
HOME INNS & HOTELS
  MGMT INC                NOTE 2.000%12/1 43713WAB3    344    402,000    PRN       SOLE           0   402,000         0         0
HORNBECK OFFSHORE
  SVCS INC N              FRNT 1.625%11/1 440543AE6    969    962,000    PRN       SOLE           0   962,000         0         0
INTEL CORP                SDCV 2.950%12/1 458140AD2  4,199  4,072,000    PRN       SOLE           0 4,072,000         0         0
ISHARES INC               MSCI BRAZIL     464286400  4,918     89,000    SH        SOLE           0    89,000         0         0
LUCENT TECHNOLOGIES
  INC                     DBCV 2.875% 6/1 549463AG2  3,305  3,597,000    PRN       SOLE           0 3,597,000         0         0
LYONDELLBASELL
  INDUSTRIES N            SHS - A         N53745100    411      7,408    SH        SOLE           0     7,408         0         0
MARKET VECTORS ETF TR     RUSSIA ETF      57060U506  5,057    172,000    SH        SOLE           0   172,000         0         0
MICRON TECHNOLOGY
  INC                     DEBT 1.875% 6/0 595112AK9  1,511  1,662,000    PRN       SOLE           0 1,662,000         0         0
MICRON TECHNOLOGY
  INC                     NOTE 1.500% 8/0 595112AQ6  1,572  1,713,000    PRN       SOLE           0 1,713,000         0         0
NETAPP INC                NOTE 1.750% 6/0 64110DAB0  1,633  1,471,000    PRN       SOLE           0 1,471,000         0         0
NEWPARK RES INC           NOTE 4.000%10/0 651718AC2  1,786  1,663,000    PRN       SOLE           0 1,663,000         0         0
ON SEMICONDUCTOR
  CORP                    NOTE 2.625%12/1 682189AG0  1,022  1,001,000    PRN       SOLE           0 1,001,000         0         0
RTI INTL METALS INC       NOTE 3.000%12/0 74973WAA5  1,645  1,520,000    PRN       SOLE           0 1,520,000         0         0
SMITHFIELD FOODS INC      NOTE 4.000% 6/3 832248AR9  1,079  1,030,000    PRN       SOLE           0 1,030,000         0         0
SYMANTEC CORP             NOTE 1.000% 6/1 871503AF5  3,662  3,457,000    PRN       SOLE           0 3,457,000         0         0
TRW AUTOMOTIVE INC        NOTE 3.500%12/0 87264MAH2  4,361  2,340,000    PRN       SOLE           0 2,340,000         0         0
TYSON FOODS INC           NOTE 3.250%10/1 902494AP8  3,025  2,505,000    PRN       SOLE           0 2,505,000         0         0
WEBMD HEALTH CORP         NOTE 2.500% 1/3 94770VAF9  1,350  1,592,000    PRN       SOLE           0 1,592,000         0         0
                                                    ------
                                          Total     54,913
                                                    ------